Cash flow statement supplementary information - Text Details (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flow statement supplementary information [Line Items]
Payments of lease liabilities, classified as financing activities		€ 308	€ 325
Interest paid, classified as operating activities	[1]	151	148	€ 171
Purchase of financial instruments, classified as investing activities		48	13	166
Net cash outflow from non-current financial assets		0	66
Net cash inflow from non-current financial assets				99
Borrowings	[2]	6,980	6,934	€ 5,447
IFRS 16 [Member]
Cash flow statement supplementary information [Line Items]
Borrowings					€ 803
China [Member]
Cash flow statement supplementary information [Line Items]
Net cash outflow from non-current financial assets			45
Lease liabilities [member]
Cash flow statement supplementary information [Line Items]
Interest paid, classified as operating activities		€ 25	€ 29

[1]	For a number of reasons, principally the effects of translation differences and consolidation changes, certain items in the statements of cash flows do not correspond to the differences between the balance sheet amounts for the respective items in the accompanying notes of the consolidated financial statements.
[2]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.